Document and Entity Information	Mar. 11, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 11, 2026
Entity Registrant Name	North Haven Private Income Fund A LLC
Entity Incorporation State Country Code	DE
Entity File Number	814-01654
Entity Tax Identification Number	92-1385301
Entity Address Address Line 1	1585 Broadway
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10036
Country Region	1
City Area Code	212
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class I Units
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001973476